Loans, impaired loans and allowance for credit losses (Tables)	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Disclosure of loans at amortized cost
(a) Loans at amortized cost

	As at
	April 30, 2023
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$353,560	$981	$352,579
Personal loans	102,178	2,267	99,911
Credit cards	16,053	1,135	14,918
Business and government	298,013	1,353	296,660
Total	$769,804	$5,736	$764,068

	As at
	January 31, 2023			October 31, 2022
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$353,527	$938	$352,589	$349,279	$899	$348,380
Personal loans	101,041	2,204	98,837	99,431	2,137	97,294
Credit cards	15,494	1,100	14,394	14,518	1,083	13,435
Business and government	290,608	1,271	289,337	287,107	1,229	285,878
Total	$760,670	$5,513	$755,157	$750,335	$5,348	$744,987

Schedule of Impaired Loans
(b) Impaired loans
(1)

	As at
	April 30, 2023
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,659	$455	$1,204
Personal loans	1,040	608	432
Credit cards	–	–	–
Business and government	2,606	688	1,918
Total	$5,305	$1,751	$3,554
By geography:
Canada	$1,293	$459	$834
United States	–	–	–
Mexico	1,115	320	795
Peru	736	375	361
Chile	990	254	736
Colombia	305	80	225
Other international	866	263	603
Total	$5,305	$1,751	$3,554

	As at
	January 31, 2023			October 31, 2022
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,539	$428	$1,111	$1,386	$406	$980
Personal loans	968	563	405	848	551	297
Credit cards	–	–	–	–	–	–
Business and government	2,597	663	1,934	2,552	678	1,874
Total	$5,104	$1,654	$3,450	$4,786	$1,635	$3,151
By geography:
Canada	$1,212	$434	$778	$1,054	$440	$614
United States	–	–	–	–	–	–
Mexico	1,034	295	739	1,020	294	726
Peru	720	351	369	761	352	409
Chile	953	243	710	740	202	538
Colombia	306	72	234	301	67	234
Other international	879	259	620	910	280	630
Total	$5,104	$1,654	$3,450	$4,786	$1,635	$3,151
(1)	Interest income recognized on impaired loans during the three months ended April 30, 2023 was $14 (January 31, 2023 – $12; October 31, 2022 – $11).

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations
The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements is incorporated through expert credit judgment. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at April 30, 2023	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	0.3	2.6	1.2	4.0	-2.5	3.3	-3.7	3.5
Consumer price index, y/y %	3.4	1.8	3.5	2.4	2.4	1.5	6.3	2.0
Unemployment rate, average %	5.6	5.8	5.2	4.2	7.2	6.4	8.4	6.6
Bank of Canada overnight rate target, average %	4.4	2.5	4.5	3.4	3.2	1.1	5.3	3.0
HPI - Housing Price Index, y/y % change	-16.9	-0.2	-16.3	1.2	-20.0	0.6	-20.3	-0.2
USD/CAD exchange rate, average	1.31	1.24	1.31	1.24	1.44	1.27	1.46	1.28
U.S.
Real GDP growth, y/y % change	0.6	1.9	1.1	2.7	-2.4	2.7	-3.2	2.8
Consumer price index, y/y %	4.5	2.4	4.8	2.8	3.2	1.9	7.6	2.6
Target federal funds rate, upper limit, average %	5.1	2.8	5.4	3.7	4.0	0.9	6.0	3.3
Unemployment rate, average %	3.8	4.6	3.7	4.2	5.4	5.2	6.3	5.3
Mexico
Real GDP growth, y/y % change	0.7	2.3	1.2	3.1	-1.2	2.8	-2.9	3.1
Unemployment rate, average %	3.8	3.9	3.7	3.2	4.7	4.1	6.2	4.7
Chile
Real GDP growth, y/y % change	-0.2	2.9	1.1	4.1	-2.4	3.5	-3.7	3.8
Unemployment rate, average %	8.7	7.2	8.3	6.3	9.9	7.4	11.2	7.7
Peru
Real GDP growth, y/y % change	2.2	2.6	2.9	4.0	0.9	3.1	-0.4	3.3
Unemployment rate, average %	7.4	7.1	7.1	5.3	8.7	7.4	9.3	7.9
Colombia
Real GDP growth, y/y % change	1.7	2.9	3.5	3.9	0.5	3.3	-0.8	3.6
Unemployment rate, average %	11.2	10.2	10.3	8.2	13.2	10.7	14.0	11.3
Caribbean
Real GDP growth, y/y % change	3.8	3.9	4.3	4.7	2.5	4.3	1.2	4.6
Global
WTI oil price, average USD/bbl	79	69	84	86	68	66	65	65
Copper price, average USD/lb	3.60	4.80	3.72	5.36	3.35	4.69	3.30	4.66
Global GDP, y/y % change	2.67	2.42	3.59	3.42	0.02	3.08	-0.71	3.22

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at January 31, 2023	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	0.8	2.3	1.7	3.6	-2.2	3.1	-3.2	3.1
Consumer price index, y/y %	4.1	1.8	4.3	2.3	6.3	2.0	7.0	2.0
Unemployment rate, average %	5.8	6.1	5.4	4.5	7.8	6.5	8.6	6.8
Bank of Canada overnight rate target, average %	4.2	2.5	4.5	3.7	4.8	2.8	5.1	3.0
HPI - Housing Price Index, y/y % change	-13.1	0.2	-12.6	1.7	-15.8	0.2	-16.7	0.2
USD/CAD exchange rate, average	1.33	1.24	1.32	1.24	1.33	1.25	1.33	1.25
U.S.
Real GDP growth, y/y % change	0.6	1.9	1.3	2.7	-2.3	2.7	-3.2	2.8
Consumer price index, y/y %	5.0	2.3	5.2	2.6	7.3	2.4	8.1	2.5
Target federal funds rate, upper limit, average %	4.9	2.8	5.2	4.0	5.6	3.1	5.8	3.3
Unemployment rate, average %	4.2	4.8	4.0	4.4	6.0	5.2	6.7	5.4
Mexico
Real GDP growth, y/y % change	0.8	2.2	1.5	3.1	-1.8	2.9	-2.7	3.0
Unemployment rate, average %	3.9	3.8	3.7	3.1	5.6	4.3	6.3	4.6
Chile
Real GDP growth, y/y % change	-1.7	2.5	-0.7	3.6	-4.4	3.3	-5.3	3.4
Unemployment rate, average %	9.1	7.3	8.8	6.7	10.9	7.6	11.6	7.8
Peru
Real GDP growth, y/y % change	2.4	2.3	2.7	3.7	-0.6	3.1	-1.5	3.2
Unemployment rate, average %	7.4	7.3	7.2	5.8	9.4	7.8	10.6	8.3
Colombia
Real GDP growth, y/y % change	2.0	2.7	4.5	4.2	-1.0	3.4	-1.9	3.6
Unemployment rate, average %	10.7	10.3	9.4	7.0	12.7	10.7	14.3	11.5
Caribbean
Real GDP growth, y/y % change	3.7	3.9	4.3	4.8	1.0	4.6	0.1	4.7
Global
WTI oil price, average USD/bbl	94	69	99	81	108	71	80	65
Copper price, average USD/lb	3.50	4.51	3.61	5.02	3.71	4.54	3.21	4.38
Global GDP, y/y % change	2.07	2.52	2.80	3.47	-0.47	3.23	-1.31	3.32
	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at October 31, 2022	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.2	2.1	2.4	3.1	-4.8	3.7	-5.9	2.6
Consumer price index, y/y %	4.9	2.1	5.2	2.6	9.3	2.3	12.5	9.5
Unemployment rate, average %	5.7	6.0	5.1	4.7	9.7	6.9	10.2	8.6
Bank of Canada overnight rate target, average %	3.8	2.7	4.2	4.1	5.1	3.2	5.1	3.7
HPI - Housing Price Index, y/y % change	-12.3	-0.3	-9.7	1.6	-17.6	-0.3	-20.0	-1.3
USD/CAD exchange rate, average	1.27	1.24	1.26	1.23	1.28	1.24	1.28	1.25
U.S.
Real GDP growth, y/y % change	0.6	2.1	1.3	3.0	-5.1	3.7	-6.5	3.3
Consumer price index, y/y %	5.4	2.4	5.8	2.8	10.0	2.6	13.2	10.1
Target federal funds rate, upper limit, average %	3.5	2.7	4.7	4.5	4.8	3.3	4.8	3.7
Unemployment rate, average %	4.3	5.0	4.2	4.6	7.9	5.7	8.3	6.7
Mexico
Real GDP growth, y/y % change	1.4	2.6	1.9	3.5	-4.0	4.0	-5.1	2.5
Unemployment rate, average %	3.8	3.9	3.7	3.2	7.2	4.8	7.6	6.4
Chile
Real GDP growth, y/y % change	-2.0	2.4	-0.8	3.6	-7.3	3.9	-8.4	2.9
Unemployment rate, average %	8.6	7.6	8.0	6.5	12.2	8.3	12.9	9.0
Peru
Real GDP growth, y/y % change	2.5	2.7	3.7	3.8	-1.0	4.1	-3.3	3.5
Unemployment rate, average %	7.0	6.9	6.0	4.7	10.3	7.6	11.4	9.2
Colombia
Real GDP growth, y/y % change	3.9	2.6	6.5	3.6	0.4	4.0	-2.0	3.4
Unemployment rate, average %	10.7	9.9	9.0	6.7	14.0	10.7	15.1	12.3
Caribbean
Real GDP growth, y/y % change	4.4	4.0	5.0	4.9	0.5	5.2	-1.0	3.8
Global
WTI oil price, average USD/bbl	89	79	95	96	116	83	125	116
Copper price, average USD/lb	3.25	3.49	3.39	3.95	3.66	3.54	3.78	3.78
Global GDP, y/y % change	2.02	2.83	2.96	3.83	-3.05	4.23	-4.14	3.79

Schedule of Allowance for Credit Losses
(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2022	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2023
Residential mortgages	$899	$55	$(30)	$57	$981
Personal loans	2,137	578	(528)	80	2,267
Credit cards	1,083	403	(401)	50	1,135
Business and government	1,368	311	(156)	9	1,532
	$5,487	$1,347	$(1,115)	$196	$5,915
Presented as:
Allowance for credit losses on loans	$5,348				$5,736
Allowance for credit losses on acceptances (1)	31				50
Allowance for credit losses on off-balance sheet exposures (2)	108				129
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2021	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2022
Residential mortgages	$802	$32	$(23)	$23	$834
Personal loans	2,341	235	(451)	46	2,171
Credit cards	1,211	159	(277)	14	1,107
Business and government	1,374	15	(128)	(3)	1,258
	$5,728	$441	$(879)	$80	$5,370
Presented as:
Allowance for credit losses on loans	$5,626				$5,294
Allowance for credit losses on acceptances (1)	37				27
Allowance for credit losses on off-balance sheet exposures (2)	65				49
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at April 30, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$220	$306	$455	$981
Personal loans	677	982	608	2,267
Credit cards	425	710	–	1,135
Business and government	375	290	688	1,353
Total (1)	$1,697	$2,288	$1,751	$5,736
(1)	Excludes allowance for credit losses of $195 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$197	$296	$406	$899
Personal loans	665	921	551	2,137
Credit cards	436	647	–	1,083
Business and government	255	296	678	1,229
Total (1)	$1,553	$2,160	$1,635	$5,348
(1)	Excludes allowance for credit losses of $151 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at April 30, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$168	$273	$393	$834
Personal loans	655	950	566	2,171
Credit cards	419	688	–	1,107
Business and government	202	335	645	1,182
Total (1)	$1,444	$2,246	$1,604	$5,294
(1)	Excludes allowance for credit losses of $81 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	April 30, 2023				April 30, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$209	$301	$428	$938	$161	$279	$395	$835
Provision for credit losses
Remeasurement (1)	(42)	8	57	23	(15)	7	9	1
Newly originated or purchased financial assets	7	–	–	7	10	–	–	10
Derecognition of financial assets and maturities	(2)	(4)	–	(6)	(1)	(4)	–	(5)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	47	(34)	(13)	–	14	(12)	(2)	–
Stage 2	(8)	39	(31)	–	(2)	9	(7)	–
Stage 3	–	(13)	13	–	–	(3)	3	–
Gross write-offs	–	–	(21)	(21)	–	–	(16)	(16)
Recoveries	–	–	6	6	–	–	7	7
Foreign exchange and other movements	9	9	16	34	1	(3)	4	2
Balance at end of period	$220	$306	$455	$981	$168	$273	$393	$834
Personal loans
Balance at beginning of period	$673	$968	$563	$2,204	$655	$1,020	$574	$2,249
Provision for credit losses
Remeasurement (1)	(191)	224	238	271	(162)	94	161	93
Newly originated or purchased financial assets	94	–	–	94	75	–	–	75
Derecognition of financial assets and maturities	(21)	(42)	–	(63)	(17)	(27)	–	(44)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	162	(158)	(4)	–	127	(125)	(2)	–
Stage 2	(50)	72	(22)	–	(26)	39	(13)	–
Stage 3	(2)	(98)	100	–	(1)	(49)	50	–
Gross write-offs	–	–	(335)	(335)	–	–	(275)	(275)
Recoveries	–	–	57	57	–	–	64	64
Foreign exchange and other movements	12	16	11	39	4	(2)	7	9
Balance at end of period	$677	$982	$608	$2,267	$655	$950	$566	$2,171
Credit cards
Balance at beginning of period	$436	$664	$–	$1,100	$399	$766	$–	$1,165
Provision for credit losses
Remeasurement (1)	(81)	150	134	203	(37)	3	106	72
Newly originated or purchased financial assets	44	–	–	44	32	–	–	32
Derecognition of financial assets and maturities	(17)	(18)	–	(35)	(10)	(8)	–	(18)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	68	(68)	–	–	52	(52)	–	–
Stage 2	(34)	34	–	–	(13)	13	–	–
Stage 3	–	(63)	63	–	–	(33)	33	–
Gross write-offs	–	–	(269)	(269)	–	–	(186)	(186)
Recoveries	–	–	72	72	–	–	48	48
Foreign exchange and other movements	9	11	–	20	(4)	(1)	(1)	(6)
Balance at end of period	$425	$710	$–	$1,135	$419	$688	$–	$1,107
Total retail loans
Balance at beginning of period	$1,318	$1,933	$991	$4,242	$1,215	$2,065	$969	$4,249
Provision for credit losses
Remeasurement (1)	(314)	382	429	497	(214)	104	276	166
Newly originated or purchased financial assets	145	–	–	145	117	–	–	117
Derecognition of financial assets and maturities	(40)	(64)	–	(104)	(28)	(39)	–	(67)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	277	(260)	(17)	–	193	(189)	(4)	–
Stage 2	(92)	145	(53)	–	(41)	61	(20)	–
Stage 3	(2)	(174)	176	–	(1)	(85)	86	–
Gross write-offs	–	–	(625)	(625)	–	–	(477)	(477)
Recoveries	–	–	135	135	–	–	119	119
Foreign exchange and other movements	30	36	27	93	1	(6)	10	5
Balance at end of period	$1,322	$1,998	$1,063	$4,383	$1,242	$1,911	$959	$4,112
Non-retail loans:
Business and government
Balance at beginning of period	$380	$312	$679	$1,371	$233	$411	$654	$1,298
Provision for credit losses
Remeasurement (1)	46	18	99	163	(23)	(9)	72	40
Newly originated or purchased financial assets	94	–	–	94	65	–	–	65
Derecognition of financial assets and maturities	(81)	(7)	(9)	(97)	(55)	(36)	(7)	(98)
Changes in models and methodologies	–	–	–	–	(1)	2	–	1
Transfer to (from):
Stage 1	20	(20)	–	–	19	(19)	–	–
Stage 2	(9)	14	(5)	–	(4)	4	–	–
Stage 3	–	(1)	1	–	–	(3)	3	–
Gross write-offs	–	–	(71)	(71)	–	–	(73)	(73)
Recoveries	–	–	9	9	–	–	9	9
Foreign exchange and other movements	6	6	1	13	–	2	(13)	(11)
Balance at end of period including off-balance sheet exposures	$456	$322	$704	$1,482	$234	$352	$645	$1,231
Less: Allowance for credit losses on off-balance sheet exposures (2)	(81)	(32)	(16)	(129)	(32)	(17)	–	(49)
Balance at end of period	$375	$290	$688	$1,353	$202	$335	$645	$1,182

	As at and for the six months ended
	April 30, 2023				April 30, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$197	$296	$406	$899	$152	$276	$374	$802
Provision for credit losses
Remeasurement (1)	(73)	17	106	50	(34)	18	38	22
Newly originated or purchased financial assets	16	–	–	16	20	–	–	20
Derecognition of financial assets and maturities	(4)	(7)	–	(11)	(3)	(7)	–	(10)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	84	(63)	(21)	–	33	(29)	(4)	–
Stage 2	(15)	70	(55)	–	(4)	16	(12)	–
Stage 3	–	(26)	26	–	–	(6)	6	–
Gross write-offs	–	–	(43)	(43)	–	–	(37)	(37)
Recoveries	–	–	13	13	–	–	14	14
Foreign exchange and other movements	15	19	23	57	4	5	14	23
Balance at end of period	$220	$306	$455	$981	$168	$273	$393	$834
Personal loans
Balance at beginning of period	$665	$921	$551	$2,137	$644	$1,071	$626	$2,341
Provision for credit losses
Remeasurement (1)	(372)	466	421	515	(318)	189	305	176
Newly originated or purchased financial assets	184	–	–	184	150	–	–	150
Derecognition of financial assets and maturities	(42)	(79)	–	(121)	(35)	(56)	–	(91)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	319	(312)	(7)	–	257	(252)	(5)	–
Stage 2	(96)	135	(39)	–	(56)	83	(27)	–
Stage 3	(4)	(182)	186	–	(2)	(99)	101	–
Gross write-offs	–	–	(642)	(642)	–	–	(582)	(582)
Recoveries	–	–	114	114	–	–	131	131
Foreign exchange and other movements	23	33	24	80	15	14	17	46
Balance at end of period	$677	$982	$608	$2,267	$655	$950	$566	$2,171
Credit cards
Balance at beginning of period	$436	$647	$–	$1,083	$352	$859	$–	$1,211
Provision for credit losses
Remeasurement (1)	(155)	261	274	380	(89)	8	215	134
Newly originated or purchased financial assets	91	–	–	91	60	–	–	60
Derecognition of financial assets and maturities	(34)	(34)	–	(68)	(20)	(15)	–	(35)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	135	(135)	–	–	139	(139)	–	–
Stage 2	(69)	69	–	–	(26)	26	–	–
Stage 3	–	(123)	123	–	–	(61)	61	–
Gross write-offs	–	–	(510)	(510)	–	–	(378)	(378)
Recoveries	–	–	109	109	–	–	101	101
Foreign exchange and other movements	21	25	4	50	3	10	1	14
Balance at end of period	$425	$710	$–	$1,135	$419	$688	$–	$1,107
Total retail loans
Balance at beginning of period	$1,298	$1,864	$957	$4,119	$1,148	$2,206	$1,000	$4,354
Provision for credit losses
Remeasurement (1)	(600)	744	801	945	(441)	215	558	332
Newly originated or purchased financial assets	291	–	–	291	230	–	–	230
Derecognition of financial assets and maturities	(80)	(120)	–	(200)	(58)	(78)	–	(136)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	538	(510)	(28)	–	429	(420)	(9)	–
Stage 2	(180)	274	(94)	–	(86)	125	(39)	–
Stage 3	(4)	(331)	335	–	(2)	(166)	168	–
Gross write-offs	–	–	(1,195)	(1,195)	–	–	(997)	(997)
Recoveries	–	–	236	236	–	–	246	246
Foreign exchange and other movements	59	77	51	187	22	29	32	83
Balance at end of period	$1,322	$1,998	$1,063	$4,383	$1,242	$1,911	$959	$4,112
Non-retail loans:
Business and government
Balance at beginning of period	$322	$320	$695	$1,337	$212	$470	$655	$1,337
Provision for credit losses
Remeasurement (1)	66	29	184	279	(53)	(23)	148	72
Newly originated or purchased financial assets	191	–	–	191	121	–	–	121
Derecognition of financial assets and maturities	(154)	(15)	(12)	(181)	(96)	(56)	(18)	(170)
Changes in models and methodologies	–	–	–	–	(1)	2	–	1
Transfer to (from):
Stage 1	42	(42)	–	–	61	(61)	–	–
Stage 2	(17)	22	(5)	–	(12)	12	–	–
Stage 3	–	(2)	2	–	–	(3)	3	–
Gross write-offs	–	–	(177)	(177)	–	–	(146)	(146)
Recoveries	–	–	21	21	–	–	18	18
Foreign exchange and other movements	6	10	(4)	12	2	11	(15)	(2)
Balance at end of period including off-balance sheet exposures	$456	$322	$704	$1,482	$234	$352	$645	$1,231
Less: Allowance for credit losses on off-balance sheet exposures (2)	(81)	(32)	(16)	(129)	(32)	(17)	–	(49)
Balance at end of period	$375	$290	$688	$1,353	$202	$335	$645	$1,182
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Summary of Carrying Value of Exposures by Risk Rating
(d)	Carrying value of exposures by risk rating

Residential mortgages	As at April 30, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$206,190	$622	$–	$206,812	$208,526	$635	$–	$209,161
Low	94,930	926	–	95,856	90,745	1,172	–	91,917
Medium	20,345	1,144	–	21,489	18,399	1,032	–	19,431
High	3,453	3,080	–	6,533	2,759	2,680	–	5,439
Very high	66	1,931	–	1,997	53	1,429	–	1,482
Loans not graded (2)	18,100	1,114	–	19,214	19,276	1,187	–	20,463
Default	–	–	1,659	1,659	–	–	1,386	1,386
Total	$343,084	$8,817	$1,659	$353,560	$339,758	$8,135	$1,386	$349,279
Allowance for credit losses	220	306	455	981	197	296	406	899
Carrying value	$342,864	$8,511	$1,204	$352,579	$339,561	$7,839	$980	$348,380
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at April 30, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$29,705	$156	$–	$29,861	$30,098	$285	$–	$30,383
Low	28,036	530	–	28,566	27,284	685	–	27,969
Medium	9,200	555	–	9,755	8,789	1,464	–	10,253
High	7,936	3,052	–	10,988	7,059	2,275	–	9,334
Very high	100	1,870	–	1,970	81	1,655	–	1,736
Loans not graded (2)	18,349	1,649	–	19,998	17,371	1,537	–	18,908
Default	–	–	1,040	1,040	–	–	848	848
Total	$93,326	$7,812	$1,040	$102,178	$90,682	$7,901	$848	$99,431
Allowance for credit losses	677	982	608	2,267	665	921	551	2,137
Carrying value	$92,649	$6,830	$432	$99,911	$90,017	$6,980	$297	$97,294
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at April 30, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,786	$43	$–	$1,829	$1,813	$47	$–	$1,860
Low	3,137	68	–	3,205	2,756	159	–	2,915
Medium	3,913	91	–	4,004	3,434	190	–	3,624
High	3,332	1,094	–	4,426	3,042	998	–	4,040
Very high	35	810	–	845	36	587	–	623
Loans not graded (1)	1,229	515	–	1,744	997	459	–	1,456
Default	–	–	–	–	–	–	–	–
Total	$13,432	$2,621	$–	$16,053	$12,078	$2,440	$–	$14,518
Allowance for credit losses	425	710	–	1,135	436	647	–	1,083
Carrying value	$13,007	$1,911	$–	$14,918	$11,642	$1,793	$–	$13,435
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at April 30, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$103,483	$4	$–	$103,487	$98,973	$6	$–	$98,979
Low	19,483	1	–	19,484	19,196	9	–	19,205
Medium	7,894	14	–	7,908	7,880	44	–	7,924
High	3,634	393	–	4,027	3,700	307	–	4,007
Very high	33	351	–	384	34	354	–	388
Loans not graded (1)	8,804	1,650	–	10,454	8,316	1,667	–	9,983
Default	–	–	–	–	–	–	–	–
Carrying value	$143,331	$2,413	$–	$145,744	$138,099	$2,387	$–	$140,486
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at April 30, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$341,164	$825	$–	$341,989	$339,410	$973	$–	$340,383
Low	145,586	1,525	–	147,111	139,981	2,025	–	142,006
Medium	41,352	1,804	–	43,156	38,502	2,730	–	41,232
High	18,355	7,619	–	25,974	16,560	6,260	–	22,820
Very high	234	4,962	–	5,196	204	4,025	–	4,229
Loans not graded (2)	46,482	4,928	–	51,410	45,960	4,850	–	50,810
Default	–	–	2,699	2,699	–	–	2,234	2,234
Total	$593,173	$21,663	$2,699	$617,535	$580,617	$20,863	$2,234	$603,714
Allowance for credit losses	1,322	1,998	1,063	4,383	1,298	1,864	957	4,119
Carrying value	$591,851	$19,665	$1,636	$613,152	$579,319	$18,999	$1,277	$599,595
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at April 30, 2023				As at October 31, 2022
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$167,429	$1,143	$–	$168,572	$162,696	$1,775	$–	$164,471
Non-investment grade	114,038	7,755	–	121,793	105,251	9,563	–	114,814
Watch list	32	2,580	–	2,612	22	2,890	–	2,912
Loans not graded (2)	2,415	15	–	2,430	2,346	12	–	2,358
Default	–	–	2,606	2,606	–	–	2,552	2,552
Total	$283,914	$11,493	$2,606	$298,013	$270,315	$14,240	$2,552	$287,107
Allowance for credit losses	375	290	688	1,353	255	296	678	1,229
Carrying value	$283,539	$11,203	$1,918	$296,660	$270,060	$13,944	$1,874	$285,878
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at April 30, 2023				As at October 31, 2022
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$230,214	$1,872	$–	$232,086	$222,734	$1,502	$–	$224,236
Non-investment grade	62,418	4,161	–	66,579	62,827	4,534	–	67,361
Watch list	4	719	–	723	4	604	–	608
Loans not graded (2)	4,836	–	–	4,836	4,573	–	–	4,573
Default	–	–	145	145	–	–	139	139
Total	$297,472	$6,752	$145	$304,369	$290,138	$6,640	$139	$296,917
Allowance for credit losses	81	32	16	129	67	24	17	108
Carrying value	$297,391	$6,720	$129	$304,240	$290,071	$6,616	$122	$296,809
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at April 30, 2023				As at October 31, 2022
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$397,643	$3,015	$–	$400,658	$385,430	$3,277	$–	$388,707
Non-investment grade	176,456	11,916	–	188,372	168,078	14,097	–	182,175
Watch list	36	3,299	–	3,335	26	3,494	–	3,520
Loans not graded (2)	7,251	15	–	7,266	6,919	12	–	6,931
Default	–	–	2,751	2,751	–	–	2,691	2,691
Total	$581,386	$18,245	$2,751	$602,382	$560,453	$20,880	$2,691	$584,024
Allowance for credit losses	456	322	704	1,482	322	320	695	1,337
Carrying value	$580,930	$17,923	$2,047	$600,900	$560,131	$20,560	$1,996	$582,687
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired	The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at April 30, 2023 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,173	$567	$–	$1,740
Personal loans	556	306	–	862
Credit cards	228	155	312	695
Business and government	134	64	–	198
Total	$2,091	$1,092	$312	$3,495

	As at January 31, 2023 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,034	$509	$–	$1,543
Personal loans	525	300	–	825
Credit cards	192	129	270	591
Business and government	121	64	–	185
Total	$1,872	$1,002	$270	$3,144

	As at October 31, 2022 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,015	$482	$–	$1,497
Personal loans	505	254	–	759
Credit cards	173	113	249	535
Business and government	122	47	–	169
Total	$1,815	$896	$249	$2,960
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	April 30 2023	January 31 2023	October 31 2022
Unpaid principal balance (1)	$305	$311	$309
Credit related fair value adjustments	(79)	(74)	(70)
Carrying value	226	237	239
Stage 3 allowance	(2)	(2)	(2)
Carrying value net related allowance	$224	$235	$237
(1)	Represents principal amount owed net of write-offs.